Earnings/(losses) per share	12 Months Ended
Dec. 31, 2019
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Earnings/(losses) per share
39	Earnings/(losses) per share
Basic and diluted earnings/(losses) per share is analysed as follows:

	2019	2018	2017
Weighted average number of ordinary shares	54,853,045	54,853,045	54,853,045

Basic earnings/(losses) per share	(0.61)	0.61	(0.55)

Diluted earnings/(losses) per share	(0.61)	0.61	(0.55)

Basic earnings/(losses) per share is calculated by dividing earnings/(losses) for the year, attributable to ordinary equity holders of the Parent Company, by the weighted average number of ordinary shares outstanding during the year.

The weighted-average number of ordinary shares equals the number of ordinary shares issued as at December 31, 2019, 2018 and 2017 since there have been no transactions involving ordinary shares both in 2019, 2018 and 2017.
Diluted earnings/(losses) per share as at December 31, 2019, 2018 and 2017 equals the basic losses per share, since the Parent Company has not issued any financial instruments convertible to ordinary shares, and there are therefore no dilutive impacts.
On February 8, 2019 the Company announced a change in the ratio of its American Depositary Receipts (ADRs) to ordinary shares, from 1 ADR representing 1 share to 1 ADR representing 5 shares. The effective date of the ratio change was February 21, 2019. No new shares have been issued in connection with the ratio change.